Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Assets at Amortized Cost

	December 31, 2021	December 31, 2022
	NT$000	NT$000
Current:
Time deposits	29,239	98,731
Non-current:
Restricted bank deposits	37,539	37,362

a)
Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Interest income	2,206	1,187	587